UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2025

Date of reporting period: July 31, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

AHL Trend ETF

AHLT

Semi-Annual Shareholder Report - July 31, 2024

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about American Beacon AHL Trend ETF for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AHL Trend ETF	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The ETF returned 8.41% (based on NAV) and 8.88% (based on market price) for the six months ended July 31, 2024, compared to the S&P 500® Index TR return of 14.77% and return of .

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the six-month period was conducive to the sub-advisor’s trend following strategy led by a continued rally in equities despite uncertainties surrounding interest rate cuts in 2024 and geopolitical instability in the Middle East and a snap election in France.

• Positions in Equities and Commodities were the top contributors.

• Positions in Fixed Income and Currencies detracted from performance.

Cumulative Performance from August 30, 2023 through July 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	AHLT (NAV)	S&P 500® Index TR
8/30/2023	$10,000	$10,000
8/31/2023	$10,036	$10,026
9/30/2023	$10,636	$9,548
10/31/2023	$10,708	$9,347
11/30/2023	$9,712	$10,201
12/31/2023	$9,598	$10,665
1/31/2024	$9,542	$10,844
2/29/2024	$10,156	$11,423
3/31/2024	$10,501	$11,790
4/30/2024	$10,904	$11,309
5/31/2024	$11,046	$11,870
6/30/2024	$10,834	$12,295
7/31/2024	$10,389	$12,445

Average Annual Total Returns (%)

	6 Months	Since Inception (8/30/23)
AHLT (NAV) Footnote Reference1	8.41%	3.70%
AHLT (Market) Footnote Reference1	8.88%	3.89%
S&P 500® Index TR	14.77%	24.45%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index since the last Shareholder Report to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$40,173,576
# of Portfolio Holdings	10
Total Management Fees Paid	$179,173

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities		% of VaR
Gold	Long	15.3
Crude Oil	Long	6.7
Silver	Long	5.9
Copper	Long	0.5
Currencies		% of VaR
UK Sterling/US Dollar	Long	7.7
Canadian Dollar/US Dollar	Short	5.5
Japanese Yen/US Dollar	Short	5.0
New Zealand/US Dollar	Short	2.5
Australian Dollar/US Dollar	Short	2.0
Equities		% of VaR
S&P 500 Index	Long	11.6
NASDAQ 100 Index	Long	6.5
Tokyo Stock Exchange Index	Long	5.1
Russell 2000 Index	Long	5.0
DAX Index	Long	4.6
Fixed Income		% of VaR
Euro-BOBL	Short	3.6
Euro-BUND	Short	2.0
US Treasuries	Long	1.1
Gilts	Short	0.7

Asset Class Exposure % of VaR*

Value	Value
Stocks	40.2
Commodities	28.4
Currencies	23.9
Bonds and Rates	7.5

Top 10 Exposures % of VaR*

Gold	Long	15.3
S&P 500 Index	Long	11.6
UK Sterling/US Dollar	Long	7.7
Crude Oil	Long	6.7
NASDAQ 100 Index	Long	6.5
Silver	Long	5.9
Canadian Dollar/US Dollar	Short	5.5
Tokyo Stock Exchange Index	Long	5.1
Japanese Yen/US Dollar	Short	5.0
Russell 2000 Index	Long	5.0

Exposure Summary (Consolidated with Subsidiary)

Number of Long Holdings	12
Number of Currency Pairs	7
Number of Short Holdings	3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Foreside Financial Services, LLC

AHL Trend ETF

Semi-Annual Shareholder Report - July 31, 2024

AHLT

AHL ETF_ETF 0724

American Beacon

GLG Natural Resources ETF

MGNR

Semi-Annual Shareholder Report - July 31, 2024

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about American Beacon GLG Natural Resources ETF for the period of February 5, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLG Natural Resources ETF	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized expenses are based on a fiscal period of less than six months, so costs for a full period would be higher.

How did the Fund perform and what affected its performance?

The ETF returned 17.92% (based on NAV) and 18.08% (based on market price) for the six months ended July 31, 2024, compared to the S&P 500® Index TR return of 12.14% and S&P Global Natural Resources Index return of 8.39%.

• The market had positive returns over the period as demand for metals such as gold and copper rose and merger and acquisitions activity increased in the containers & packaging industry.

• The Fund benefitted from security selection in the metals & mining industry and the electrical equipment industry, benefiting from rising metals prices and continued global investment in electrical grids.

• An allocation to the out-of-benchmark construction materials industry detracted from performance.

Cumulative Performance from February 5, 2024 through July 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	MGNR (NAV)	S&P 500® Index TR	S&P Global Natural Resources Index
2/5/2024	$10,000	$10,000	$10,000
02/2024	$10,184	$10,293	$10,213
03/2024	$11,356	$10,624	$11,063
04/2024	$11,855	$10,190	$11,058
05/2024	$12,754	$10,695	$11,364
06/2024	$11,903	$11,079	$10,867
07/2024	$11,808	$11,214	$11,018

Average Annual Total Returns (%)

Since Inception (2/5/24)
MGNR (NAV) Footnote Reference1	17.92%
MGNR (Market) Footnote Reference1	18.08%
S&P 500® Index TR	12.14%
S&P Global Natural Resources Index	8.39%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$63,111,075
# of Portfolio Holdings	43
Portfolio Turnover Rate	96%
Total Management Fees Paid	$150,930

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Targa Resources Corp.	4.7
Kinross Gold Corp.	4.6
Methanex Corp.	4.5
Permian Resources Corp.	4.4
Diamondback Energy, Inc.	4.1
Darling Ingredients, Inc.	4.0
Siemens Energy AG	3.9
Anglogold Ashanti PLC	3.9
Occidental Petroleum Corp.	3.7
Teck Resources Ltd.	3.6

Asset Allocation - % Investments

Value	Value
Common Stocks	55.2
Foreign Common Stocks	44.8

Top Ten Country Exposure - % Investments

Value	Value
Zambia	1.1
Monaco	1.2
Chile	2.0
South Africa	2.0
Brazil	2.7
Australia	2.9
United Kingdom	3.9
Germany	3.9
Canada	23.3
United States	55.2

Sector Allocation - % Equities

Value	Value
Information Technology	2.7
Industrials	7.9
Consumer Staples	9.3
Energy	30.6
Materials	49.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Foreside Financial Services, LLC

GLG Natural Resources ETF

Semi-Annual Shareholder Report - July 31, 2024

MGNR

GLG ETF_ETF 0724

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Account Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Select Funds

Date of fiscal year end: January 31, 2025

Date of reporting period: July 31, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®
SELECT FUNDS

2024

SEMI-ANNUAL FINANCIAL STATEMENTS

July 31, 2024

AHL TREND ETF

GLG NATURAL RESOURCES ETF

ETF 0724

American Beacon Select Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Select Funds	July 31, 2024

Additional Fund Information	Back Cover

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 85.72%

U.S. Treasury Obligations - 85.72%
U.S. Treasury Bills,
5.297%, Due 8/8/2024	$5,500,000	$5,494,386
5.381%, Due 8/15/2024A	500,000	498,976
5.378%, Due 10/17/2024A	6,400,000	6,329,400
5.350%, Due 11/7/2024A	7,900,000	7,790,013
5.383%, Due 11/14/2024A	1,300,000	1,280,677
5.354%, Due 11/21/2024A	1,100,000	1,082,588
5.293%, Due 11/29/2024A	800,000	786,478
5.314%, Due 12/5/2024	6,000,000	5,894,353
5.190%, Due 1/9/2025	4,500,000	4,400,619
5.152%, Due 1/16/2025A	900,000	879,281

Total Short Term Investments (Cost $34,431,600)		34,436,771

TOTAL INVESTMENTS - 85.72% (Cost $34,431,600)		34,436,771
OTHER ASSETS, NET OF LIABILITIES - 14.28%		5,736,805

TOTAL NET ASSETS - 100.00%		$40,173,576

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Long Futures Contracts Open on July 31, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	2	September 2024	$229,329	$208,825	$(20,504)
COMEX Gold 100 Troy Ounces FuturesA	41	December 2024	10,089,762	10,139,300	49,538
COMEX Silver FuturesA	13	September 2024	1,966,523	1,880,970	(85,553)
ICE Brent Crude Oil FuturesA	18	August 2024	1,522,570	1,455,120	(67,450)
NYMEX Light Sweet Crude Oil FuturesA	23	August 2024	1,880,279	1,791,930	(88,349)

			$15,688,463	$15,476,145	$(212,318)

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini NASDAQ 100 Index Futures	11	September 2024	$4,391,603	$4,291,155	$(100,448)
CME E-Mini Russell 2000 Index Futures	25	September 2024	2,760,069	2,841,250	81,181
CME E-Mini Standard & Poor’s 500 Index Futures	41	September 2024	11,289,654	11,393,900	104,246
Eurex DAX Index Futures	9	September 2024	4,466,665	4,530,677	64,012
Eurex EURO STOXX 50 Futures	58	September 2024	3,083,505	3,074,499	(9,006)
ICE FTSE 100 Index Futures	42	September 2024	4,423,949	4,512,474	88,525
TSE TOPIX Futures	18	September 2024	3,360,327	3,360,769	442

			$33,775,772	$34,004,724	$228,952

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	23	September 2024	$2,565,866	$2,571,688	$5,822
CBOT 5 Year U.S. Treasury Notes Futures	9	September 2024	970,257	971,015	758
CBOT U.S. Long Bond Futures	2	September 2024	241,502	241,562	60

			$3,777,625	$3,784,265	$6,640

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Short Futures Contracts Open on July 31, 2024:

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Ultra Long Term U.S. Treasury Bond Futures	6	September 2024	$(742,931)	$(767,813)	$(24,882)
Eurex 10 Year Euro BUND Futures	24	September 2024	(3,391,642)	(3,473,503)	(81,861)
Eurex 5 Year Euro BOBL Futures	88	September 2024	(11,037,320)	(11,191,416)	(154,096)
ICE Long Gilt Futures	7	September 2024	(874,568)	(892,866)	(18,298)

			$(16,046,461)	$(16,325,598)	$(279,137)

A All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Forward Foreign Currency Contracts Open on July 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NZD	238,060	USD	236,524	8/1/2024	HUB	$1,536	$-	$1,536
AUD	915,530	USD	909,515	8/1/2024	HUB	6,015	-	6,015
USD	577,817	CAD	579,437	8/1/2024	HUB	-	(1,620)	(1,620)
USD	72,399	CAD	72,430	8/1/2024	HUB	-	(31)	(31)
USD	65,466	AUD	65,395	8/1/2024	HUB	71	-	71
USD	65,457	AUD	65,395	8/1/2024	HUB	62	-	62
USD	65,476	AUD	65,395	8/1/2024	HUB	81	-	81
USD	65,554	AUD	65,395	8/1/2024	HUB	159	-	159
USD	65,545	AUD	65,395	8/1/2024	HUB	150	-	150
USD	65,550	AUD	65,395	8/1/2024	HUB	155	-	155
USD	65,540	AUD	65,395	8/1/2024	HUB	145	-	145
USD	65,499	AUD	65,395	8/1/2024	HUB	104	-	104
USD	65,429	AUD	65,395	8/1/2024	HUB	34	-	34
USD	65,385	AUD	65,395	8/1/2024	HUB	-	(10)	(10)
USD	65,363	AUD	65,395	8/1/2024	HUB	-	(32)	(32)
USD	65,342	AUD	65,395	8/1/2024	HUB	-	(53)	(53)
USD	65,350	AUD	65,395	8/1/2024	HUB	-	(45)	(45)
USD	65,330	AUD	65,395	8/1/2024	HUB	-	(65)	(65)
USD	58,794	NZD	59,515	8/1/2024	HUB	-	(721)	(721)
USD	58,991	NZD	59,515	8/1/2024	HUB	-	(524)	(524)
USD	58,899	NZD	59,515	8/1/2024	HUB	-	(616)	(616)
USD	58,961	NZD	59,515	8/1/2024	HUB	-	(554)	(554)
GBP	64,277	USD	64,600	8/2/2024	HUB	-	(323)	(323)
GBP	64,277	USD	64,609	8/2/2024	HUB	-	(332)	(332)
GBP	64,277	USD	64,430	8/2/2024	HUB	-	(153)	(153)
USD	909,538	AUD	915,530	8/2/2024	HUB	-	(5,992)	(5,992)
USD	72,546	CAD	72,432	8/2/2024	HUB	114	-	114
USD	72,539	CAD	72,432	8/2/2024	HUB	107	-	107
USD	72,501	CAD	72,432	8/2/2024	HUB	69	-	69
USD	72,529	CAD	72,432	8/2/2024	HUB	97	-	97
USD	72,546	CAD	72,432	8/2/2024	HUB	114	-	114
USD	72,541	CAD	72,432	8/2/2024	HUB	109	-	109
USD	72,291	CAD	72,432	8/2/2024	HUB	-	(141)	(141)
USD	72,259	CAD	72,432	8/2/2024	HUB	-	(173)	(173)
USD	72,311	CAD	72,432	8/2/2024	HUB	-	(121)	(121)
USD	72,330	CAD	72,432	8/2/2024	HUB	-	(102)	(102)
USD	72,338	CAD	72,432	8/2/2024	HUB	-	(94)	(94)
USD	72,329	CAD	72,432	8/2/2024	HUB	-	(103)	(103)
USD	72,324	CAD	72,432	8/2/2024	HUB	-	(108)	(108)
USD	72,421	CAD	72,432	8/2/2024	HUB	-	(11)	(11)
USD	72,388	CAD	72,432	8/2/2024	HUB	-	(44)	(44)
USD	72,240	CAD	72,432	8/2/2024	HUB	-	(192)	(192)
USD	72,359	CAD	72,432	8/2/2024	HUB	-	(73)	(73)
USD	72,399	CAD	72,432	8/2/2024	HUB	-	(33)	(33)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	72,465	CAD	72,432	8/2/2024	HUB	$33	$-	$33
USD	72,423	CAD	72,432	8/2/2024	HUB	-	(9)	(9)
USD	72,403	CAD	72,432	8/2/2024	HUB	-	(29)	(29)
USD	72,254	CAD	72,432	8/2/2024	HUB	-	(178)	(178)
USD	72,270	CAD	72,432	8/2/2024	HUB	-	(162)	(162)
USD	72,324	CAD	72,432	8/2/2024	HUB	-	(108)	(108)
USD	72,332	CAD	72,432	8/2/2024	HUB	-	(100)	(100)
USD	72,303	CAD	72,432	8/2/2024	HUB	-	(129)	(129)
USD	72,372	CAD	72,432	8/2/2024	HUB	-	(60)	(60)
USD	72,257	CAD	72,432	8/2/2024	HUB	-	(175)	(175)
USD	72,361	CAD	72,432	8/2/2024	HUB	-	(71)	(71)
USD	72,257	CAD	72,432	8/2/2024	HUB	-	(175)	(175)
USD	72,246	CAD	72,432	8/2/2024	HUB	-	(186)	(186)
USD	72,264	CAD	72,432	8/2/2024	HUB	-	(168)	(168)
USD	72,196	CAD	72,432	8/2/2024	HUB	-	(236)	(236)
USD	72,182	CAD	72,432	8/2/2024	HUB	-	(250)	(250)
USD	72,160	CAD	72,432	8/2/2024	HUB	-	(272)	(272)
USD	72,164	CAD	72,432	8/2/2024	HUB	-	(268)	(268)
USD	72,172	CAD	72,432	8/2/2024	HUB	-	(260)	(260)
USD	72,185	CAD	72,432	8/2/2024	HUB	-	(247)	(247)
USD	72,296	CAD	72,432	8/2/2024	HUB	-	(136)	(136)
USD	72,268	CAD	72,432	8/2/2024	HUB	-	(164)	(164)
USD	72,270	CAD	72,432	8/2/2024	HUB	-	(162)	(162)
USD	65,553	AUD	65,395	8/2/2024	HUB	158	-	158
USD	65,440	AUD	65,395	8/2/2024	HUB	45	-	45
USD	65,432	AUD	65,395	8/2/2024	HUB	37	-	37
USD	65,527	AUD	65,395	8/2/2024	HUB	132	-	132
USD	65,313	AUD	65,395	8/2/2024	HUB	-	(82)	(82)
USD	65,365	AUD	65,395	8/2/2024	HUB	-	(30)	(30)
USD	65,439	AUD	65,395	8/2/2024	HUB	44	-	44
USD	65,461	AUD	65,395	8/2/2024	HUB	66	-	66
USD	65,387	AUD	65,395	8/2/2024	HUB	-	(8)	(8)
USD	65,185	AUD	65,395	8/2/2024	HUB	-	(210)	(210)
USD	65,296	AUD	65,395	8/2/2024	HUB	-	(99)	(99)
USD	65,274	AUD	65,395	8/2/2024	HUB	-	(121)	(121)
USD	65,423	AUD	65,395	8/2/2024	HUB	28	-	28
USD	64,990	AUD	65,395	8/2/2024	HUB	-	(405)	(405)
USD	64,953	AUD	65,395	8/2/2024	HUB	-	(442)	(442)
USD	65,049	AUD	65,395	8/2/2024	HUB	-	(346)	(346)
USD	64,962	AUD	65,395	8/2/2024	HUB	-	(433)	(433)
USD	64,955	AUD	65,395	8/2/2024	HUB	-	(440)	(440)
USD	64,829	AUD	65,395	8/2/2024	HUB	-	(566)	(566)
USD	65,006	AUD	65,395	8/2/2024	HUB	-	(389)	(389)
USD	64,952	AUD	65,395	8/2/2024	HUB	-	(443)	(443)
USD	64,890	AUD	65,395	8/2/2024	HUB	-	(505)	(505)
USD	64,974	AUD	65,395	8/2/2024	HUB	-	(421)	(421)
USD	65,086	AUD	65,395	8/2/2024	HUB	-	(309)	(309)
USD	65,324	AUD	65,395	8/2/2024	HUB	-	(71)	(71)
USD	59,469	NZD	59,515	8/2/2024	HUB	-	(46)	(46)
USD	59,157	NZD	59,515	8/2/2024	HUB	-	(358)	(358)
USD	59,169	NZD	59,515	8/2/2024	HUB	-	(346)	(346)
USD	59,219	NZD	59,515	8/2/2024	HUB	-	(296)	(296)
USD	59,123	NZD	59,515	8/2/2024	HUB	-	(392)	(392)
USD	59,038	NZD	59,515	8/2/2024	HUB	-	(477)	(477)
USD	59,002	NZD	59,515	8/2/2024	HUB	-	(513)	(513)
USD	58,935	NZD	59,515	8/2/2024	HUB	-	(580)	(580)
USD	58,921	NZD	59,515	8/2/2024	HUB	-	(594)	(594)
USD	58,898	NZD	59,515	8/2/2024	HUB	-	(617)	(617)
USD	58,917	NZD	59,515	8/2/2024	HUB	-	(598)	(598)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	58,919	NZD	59,515	8/2/2024	HUB	$-	$(596)	$(596)
USD	59,007	NZD	59,515	8/2/2024	HUB	-	(508)	(508)
USD	58,966	NZD	59,515	8/2/2024	HUB	-	(549)	(549)
USD	58,955	NZD	59,515	8/2/2024	HUB	-	(560)	(560)
USD	58,878	NZD	59,515	8/2/2024	HUB	-	(637)	(637)
USD	58,795	NZD	59,515	8/2/2024	HUB	-	(720)	(720)
USD	58,994	NZD	59,515	8/2/2024	HUB	-	(521)	(521)
USD	58,677	NZD	59,515	8/2/2024	HUB	-	(838)	(838)
USD	58,710	NZD	59,515	8/2/2024	HUB	-	(805)	(805)
USD	59,281	NZD	59,515	8/2/2024	HUB	-	(234)	(234)
USD	59,071	NZD	59,515	8/2/2024	HUB	-	(444)	(444)
USD	59,278	NZD	59,515	8/2/2024	HUB	-	(237)	(237)
EUR	315,124	USD	315,455	8/15/2024	HUB	-	(331)	(331)
JPY	412,588	USD	405,586	8/15/2024	HUB	7,002	-	7,002
EUR	443,989	USD	445,252	8/15/2024	HUB	-	(1,263)	(1,263)
USD	1,186,484	EUR	1,172,660	8/15/2024	HUB	13,824	-	13,824
USD	533,387	GBP	525,856	8/15/2024	HUB	7,531	-	7,531
USD	459,964	EUR	457,049	8/15/2024	HUB	2,915	-	2,915
USD	352,522	JPY	367,403	8/15/2024	HUB	-	(14,881)	(14,881)
USD	342,930	JPY	351,639	8/15/2024	HUB	-	(8,709)	(8,709)
GBP	64,288	USD	63,742	8/19/2024	HUB	546	-	546
GBP	64,288	USD	63,452	8/19/2024	HUB	836	-	836
GBP	64,288	USD	64,933	8/19/2024	HUB	-	(645)	(645)
GBP	64,288	USD	64,430	8/19/2024	HUB	-	(142)	(142)
GBP	128,576	USD	126,864	8/19/2024	HUB	1,712	-	1,712
GBP	192,864	USD	190,802	8/19/2024	HUB	2,062	-	2,062
GBP	192,864	USD	193,258	8/19/2024	HUB	-	(394)	(394)
GBP	321,440	USD	320,073	8/19/2024	HUB	1,367	-	1,367
GBP	321,440	USD	317,940	8/19/2024	HUB	3,500	-	3,500
GBP	385,728	USD	383,340	8/19/2024	HUB	2,388	-	2,388
GBP	385,728	USD	383,932	8/19/2024	HUB	1,796	-	1,796
GBP	450,017	USD	445,960	8/19/2024	HUB	4,057	-	4,057
GBP	514,305	USD	511,745	8/19/2024	HUB	2,560	-	2,560
GBP	578,593	USD	571,209	8/19/2024	HUB	7,384	-	7,384
GBP	707,169	USD	699,488	8/19/2024	HUB	7,681	-	7,681
GBP	707,169	USD	712,702	8/19/2024	HUB	-	(5,533)	(5,533)
GBP	771,457	USD	761,987	8/19/2024	HUB	9,470	-	9,470
GBP	771,457	USD	775,139	8/19/2024	HUB	-	(3,682)	(3,682)
GBP	835,745	USD	827,455	8/19/2024	HUB	8,290	-	8,290
GBP	835,745	USD	829,867	8/19/2024	HUB	5,878	-	5,878
GBP	835,745	USD	836,111	8/19/2024	HUB	-	(366)	(366)
GBP	900,033	USD	895,921	8/19/2024	HUB	4,112	-	4,112
GBP	964,321	USD	954,071	8/19/2024	HUB	10,250	-	10,250
GBP	964,321	USD	960,786	8/19/2024	HUB	3,535	-	3,535
GBP	964,321	USD	967,979	8/19/2024	HUB	-	(3,658)	(3,658)
GBP	1,221,474	USD	1,232,011	8/19/2024	HUB	-	(10,537)	(10,537)
GBP	1,350,050	USD	1,341,697	8/19/2024	HUB	8,353	-	8,353
GBP	1,800,066	USD	1,819,008	8/19/2024	HUB	-	(18,942)	(18,942)
USD	64,539	GBP	64,288	8/19/2024	HUB	251	-	251
USD	64,532	GBP	64,288	8/19/2024	HUB	244	-	244
USD	63,511	GBP	64,288	8/19/2024	HUB	-	(777)	(777)
USD	63,500	GBP	64,288	8/19/2024	HUB	-	(788)	(788)
USD	63,305	GBP	64,288	8/19/2024	HUB	-	(983)	(983)
USD	63,295	GBP	64,288	8/19/2024	HUB	-	(993)	(993)
USD	63,246	GBP	64,288	8/19/2024	HUB	-	(1,042)	(1,042)
USD	63,224	GBP	64,288	8/19/2024	HUB	-	(1,064)	(1,064)
USD	63,227	GBP	64,288	8/19/2024	HUB	-	(1,061)	(1,061)
USD	63,242	GBP	64,288	8/19/2024	HUB	-	(1,046)	(1,046)
USD	63,231	GBP	64,288	8/19/2024	HUB	-	(1,057)	(1,057)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	63,229	GBP	64,288	8/19/2024	HUB	$-	$(1,059)	$(1,059)
USD	63,232	GBP	64,288	8/19/2024	HUB	-	(1,056)	(1,056)
USD	63,190	GBP	64,288	8/19/2024	HUB	-	(1,098)	(1,098)
USD	63,165	GBP	64,288	8/19/2024	HUB	-	(1,123)	(1,123)
USD	63,224	GBP	64,288	8/19/2024	HUB	-	(1,064)	(1,064)
USD	63,261	GBP	64,288	8/19/2024	HUB	-	(1,027)	(1,027)
USD	63,293	GBP	64,288	8/19/2024	HUB	-	(995)	(995)
USD	63,336	GBP	64,288	8/19/2024	HUB	-	(952)	(952)
USD	63,339	GBP	64,288	8/19/2024	HUB	-	(949)	(949)
USD	63,466	GBP	64,288	8/19/2024	HUB	-	(822)	(822)
USD	63,270	GBP	64,288	8/19/2024	HUB	-	(1,018)	(1,018)
USD	63,202	GBP	64,288	8/19/2024	HUB	-	(1,086)	(1,086)
USD	63,352	GBP	64,288	8/19/2024	HUB	-	(936)	(936)
USD	63,226	GBP	64,288	8/19/2024	HUB	-	(1,062)	(1,062)
USD	63,122	GBP	64,288	8/19/2024	HUB	-	(1,166)	(1,166)
USD	63,164	GBP	64,288	8/19/2024	HUB	-	(1,124)	(1,124)
USD	63,236	GBP	64,288	8/19/2024	HUB	-	(1,052)	(1,052)
USD	63,181	GBP	64,288	8/19/2024	HUB	-	(1,107)	(1,107)
USD	63,197	GBP	64,288	8/19/2024	HUB	-	(1,091)	(1,091)
USD	63,250	GBP	64,288	8/19/2024	HUB	-	(1,038)	(1,038)
USD	63,342	GBP	64,288	8/19/2024	HUB	-	(946)	(946)
USD	63,280	GBP	64,288	8/19/2024	HUB	-	(1,008)	(1,008)
USD	63,220	GBP	64,288	8/19/2024	HUB	-	(1,068)	(1,068)
USD	63,197	GBP	64,288	8/19/2024	HUB	-	(1,091)	(1,091)
USD	63,250	GBP	64,288	8/19/2024	HUB	-	(1,038)	(1,038)
USD	63,198	GBP	64,288	8/19/2024	HUB	-	(1,090)	(1,090)
USD	63,211	GBP	64,288	8/19/2024	HUB	-	(1,077)	(1,077)
USD	63,224	GBP	64,288	8/19/2024	HUB	-	(1,064)	(1,064)
USD	63,234	GBP	64,288	8/19/2024	HUB	-	(1,054)	(1,054)
USD	63,112	GBP	64,288	8/19/2024	HUB	-	(1,176)	(1,176)
USD	63,150	GBP	64,288	8/19/2024	HUB	-	(1,138)	(1,138)
USD	63,176	GBP	64,288	8/19/2024	HUB	-	(1,112)	(1,112)
USD	63,178	GBP	64,288	8/19/2024	HUB	-	(1,110)	(1,110)
NZD	59,517	USD	61,096	8/20/2024	HUB	-	(1,579)	(1,579)
NZD	59,517	USD	61,188	8/20/2024	HUB	-	(1,671)	(1,671)
EUR	108,315	USD	108,573	8/20/2024	HUB	-	(258)	(258)
EUR	433,261	USD	435,839	8/20/2024	HUB	-	(2,578)	(2,578)
NZD	892,749	USD	920,738	8/20/2024	HUB	-	(27,989)	(27,989)
USD	656,306	NZD	654,683	8/20/2024	HUB	1,623	-	1,623
USD	414,981	NZD	416,616	8/20/2024	HUB	-	(1,635)	(1,635)
USD	414,147	NZD	416,616	8/20/2024	HUB	-	(2,469)	(2,469)
USD	243,207	NZD	238,066	8/20/2024	HUB	5,141	-	5,141
USD	236,523	NZD	238,066	8/20/2024	HUB	-	(1,543)	(1,543)
USD	179,974	NZD	178,550	8/20/2024	HUB	1,424	-	1,424
USD	122,383	NZD	119,033	8/20/2024	HUB	3,350	-	3,350
USD	120,607	NZD	119,033	8/20/2024	HUB	1,574	-	1,574
USD	122,065	NZD	119,033	8/20/2024	HUB	3,032	-	3,032
USD	60,707	NZD	59,517	8/20/2024	HUB	1,190	-	1,190
USD	60,717	NZD	59,517	8/20/2024	HUB	1,200	-	1,200
USD	61,323	NZD	59,517	8/20/2024	HUB	1,806	-	1,806
USD	60,536	NZD	59,517	8/20/2024	HUB	1,019	-	1,019
JPY	66,951	USD	64,251	8/22/2024	HUB	2,700	-	2,700
JPY	66,951	USD	64,216	8/22/2024	HUB	2,735	-	2,735
JPY	66,951	USD	64,517	8/22/2024	HUB	2,434	-	2,434
JPY	66,951	USD	64,351	8/22/2024	HUB	2,600	-	2,600
JPY	66,951	USD	64,206	8/22/2024	HUB	2,745	-	2,745
JPY	66,951	USD	64,223	8/22/2024	HUB	2,728	-	2,728
JPY	66,951	USD	64,031	8/22/2024	HUB	2,920	-	2,920
JPY	66,951	USD	64,087	8/22/2024	HUB	2,864	-	2,864

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	66,951	USD	64,062	8/22/2024	HUB	$2,889	$-	$2,889
JPY	66,951	USD	63,803	8/22/2024	HUB	3,148	-	3,148
JPY	66,951	USD	63,808	8/22/2024	HUB	3,143	-	3,143
JPY	66,951	USD	63,815	8/22/2024	HUB	3,136	-	3,136
JPY	66,951	USD	63,795	8/22/2024	HUB	3,156	-	3,156
JPY	66,951	USD	63,793	8/22/2024	HUB	3,158	-	3,158
JPY	66,951	USD	63,815	8/22/2024	HUB	3,136	-	3,136
JPY	66,951	USD	63,762	8/22/2024	HUB	3,189	-	3,189
JPY	66,951	USD	64,050	8/22/2024	HUB	2,901	-	2,901
JPY	66,951	USD	64,008	8/22/2024	HUB	2,943	-	2,943
JPY	66,951	USD	64,085	8/22/2024	HUB	2,866	-	2,866
JPY	66,951	USD	64,256	8/22/2024	HUB	2,695	-	2,695
JPY	66,951	USD	64,051	8/22/2024	HUB	2,900	-	2,900
JPY	66,951	USD	64,049	8/22/2024	HUB	2,902	-	2,902
JPY	66,951	USD	64,395	8/22/2024	HUB	2,556	-	2,556
JPY	66,951	USD	64,133	8/22/2024	HUB	2,818	-	2,818
JPY	66,951	USD	64,304	8/22/2024	HUB	2,647	-	2,647
JPY	66,951	USD	64,347	8/22/2024	HUB	2,604	-	2,604
JPY	66,951	USD	64,323	8/22/2024	HUB	2,628	-	2,628
JPY	66,951	USD	64,372	8/22/2024	HUB	2,579	-	2,579
JPY	66,951	USD	64,935	8/22/2024	HUB	2,016	-	2,016
JPY	66,952	USD	64,967	8/22/2024	HUB	1,985	-	1,985
JPY	66,952	USD	64,691	8/22/2024	HUB	2,261	-	2,261
JPY	66,952	USD	64,962	8/22/2024	HUB	1,990	-	1,990
JPY	66,952	USD	64,870	8/22/2024	HUB	2,082	-	2,082
JPY	66,952	USD	65,144	8/22/2024	HUB	1,808	-	1,808
JPY	66,952	USD	65,480	8/22/2024	HUB	1,472	-	1,472
JPY	66,952	USD	65,417	8/22/2024	HUB	1,535	-	1,535
JPY	66,952	USD	65,400	8/22/2024	HUB	1,552	-	1,552
JPY	66,952	USD	65,377	8/22/2024	HUB	1,575	-	1,575
JPY	66,952	USD	65,843	8/22/2024	HUB	1,109	-	1,109
JPY	66,952	USD	65,741	8/22/2024	HUB	1,211	-	1,211
JPY	66,952	USD	65,334	8/22/2024	HUB	1,618	-	1,618
JPY	66,952	USD	65,684	8/22/2024	HUB	1,268	-	1,268
JPY	66,952	USD	65,770	8/22/2024	HUB	1,182	-	1,182
JPY	66,952	USD	66,000	8/22/2024	HUB	952	-	952
JPY	66,952	USD	65,887	8/22/2024	HUB	1,065	-	1,065
JPY	66,952	USD	65,883	8/22/2024	HUB	1,069	-	1,069
JPY	66,952	USD	65,367	8/22/2024	HUB	1,585	-	1,585
JPY	66,952	USD	65,778	8/22/2024	HUB	1,174	-	1,174
JPY	66,952	USD	65,225	8/22/2024	HUB	1,727	-	1,727
JPY	66,952	USD	65,319	8/22/2024	HUB	1,633	-	1,633
JPY	66,952	USD	65,253	8/22/2024	HUB	1,699	-	1,699
JPY	66,952	USD	65,126	8/22/2024	HUB	1,826	-	1,826
JPY	66,952	USD	65,315	8/22/2024	HUB	1,637	-	1,637
JPY	66,952	USD	65,405	8/22/2024	HUB	1,547	-	1,547
JPY	66,952	USD	65,214	8/22/2024	HUB	1,738	-	1,738
JPY	66,952	USD	65,119	8/22/2024	HUB	1,833	-	1,833
JPY	66,952	USD	64,807	8/22/2024	HUB	2,145	-	2,145
JPY	66,952	USD	66,819	8/22/2024	HUB	133	-	133
JPY	66,952	USD	66,750	8/22/2024	HUB	202	-	202
JPY	66,952	USD	66,779	8/22/2024	HUB	173	-	173
JPY	66,952	USD	66,706	8/22/2024	HUB	246	-	246
JPY	66,952	USD	65,785	8/22/2024	HUB	1,167	-	1,167
JPY	66,952	USD	65,677	8/22/2024	HUB	1,275	-	1,275
JPY	66,952	USD	66,092	8/22/2024	HUB	860	-	860
JPY	66,952	USD	66,691	8/22/2024	HUB	261	-	261
JPY	66,952	USD	66,691	8/22/2024	HUB	261	-	261
CAD	72,472	USD	73,518	8/22/2024	HUB	-	(1,046)	(1,046)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	72,472	USD	73,498	8/22/2024	HUB	$-	$(1,026)	$(1,026)
CAD	72,472	USD	73,489	8/22/2024	HUB	-	(1,017)	(1,017)
CAD	72,472	USD	73,484	8/22/2024	HUB	-	(1,012)	(1,012)
CAD	72,472	USD	73,472	8/22/2024	HUB	-	(1,000)	(1,000)
CAD	72,472	USD	73,519	8/22/2024	HUB	-	(1,047)	(1,047)
CAD	72,472	USD	73,530	8/22/2024	HUB	-	(1,058)	(1,058)
CAD	72,472	USD	73,537	8/22/2024	HUB	-	(1,065)	(1,065)
CAD	72,472	USD	73,568	8/22/2024	HUB	-	(1,096)	(1,096)
CAD	72,472	USD	73,570	8/22/2024	HUB	-	(1,098)	(1,098)
CAD	72,472	USD	73,550	8/22/2024	HUB	-	(1,078)	(1,078)
CAD	72,472	USD	73,572	8/22/2024	HUB	-	(1,100)	(1,100)
CAD	72,472	USD	73,565	8/22/2024	HUB	-	(1,093)	(1,093)
CAD	72,472	USD	73,548	8/22/2024	HUB	-	(1,076)	(1,076)
CAD	72,472	USD	73,581	8/22/2024	HUB	-	(1,109)	(1,109)
CAD	72,472	USD	73,570	8/22/2024	HUB	-	(1,098)	(1,098)
CAD	72,472	USD	73,446	8/22/2024	HUB	-	(974)	(974)
CAD	72,472	USD	73,527	8/22/2024	HUB	-	(1,055)	(1,055)
CAD	72,472	USD	73,421	8/22/2024	HUB	-	(949)	(949)
CAD	72,472	USD	73,432	8/22/2024	HUB	-	(960)	(960)
CAD	72,472	USD	73,401	8/22/2024	HUB	-	(929)	(929)
CAD	72,472	USD	73,447	8/22/2024	HUB	-	(975)	(975)
CAD	72,472	USD	73,438	8/22/2024	HUB	-	(966)	(966)
CAD	72,472	USD	73,434	8/22/2024	HUB	-	(962)	(962)
CAD	72,472	USD	73,399	8/22/2024	HUB	-	(927)	(927)
CAD	72,472	USD	73,434	8/22/2024	HUB	-	(962)	(962)
CAD	72,472	USD	73,419	8/22/2024	HUB	-	(947)	(947)
CAD	72,472	USD	73,381	8/22/2024	HUB	-	(909)	(909)
CAD	72,472	USD	73,457	8/22/2024	HUB	-	(985)	(985)
CAD	72,472	USD	73,428	8/22/2024	HUB	-	(956)	(956)
CAD	72,472	USD	73,502	8/22/2024	HUB	-	(1,030)	(1,030)
CAD	72,472	USD	73,523	8/22/2024	HUB	-	(1,051)	(1,051)
CAD	72,472	USD	73,528	8/22/2024	HUB	-	(1,056)	(1,056)
CAD	72,472	USD	73,433	8/22/2024	HUB	-	(961)	(961)
CAD	72,472	USD	73,597	8/22/2024	HUB	-	(1,125)	(1,125)
CAD	72,472	USD	73,475	8/22/2024	HUB	-	(1,003)	(1,003)
CAD	72,472	USD	73,427	8/22/2024	HUB	-	(955)	(955)
CAD	72,472	USD	73,505	8/22/2024	HUB	-	(1,033)	(1,033)
CAD	72,472	USD	73,480	8/22/2024	HUB	-	(1,008)	(1,008)
CAD	72,472	USD	73,504	8/22/2024	HUB	-	(1,032)	(1,032)
JPY	133,903	USD	127,951	8/22/2024	HUB	5,952	-	5,952
JPY	267,806	USD	261,133	8/22/2024	HUB	6,673	-	6,673
USD	10,273,629	CAD	10,218,577	8/22/2024	HUB	55,052	-	55,052
USD	9,653,662	JPY	10,109,681	8/22/2024	HUB	-	(456,019)	(456,019)
USD	870,642	CAD	869,666	8/22/2024	HUB	976	-	976
USD	796,334	CAD	797,194	8/22/2024	HUB	-	(860)	(860)
USD	723,091	CAD	724,722	8/22/2024	HUB	-	(1,631)	(1,631)
USD	436,164	CAD	434,833	8/22/2024	HUB	1,331	-	1,331
USD	293,242	CAD	289,889	8/22/2024	HUB	3,353	-	3,353
USD	219,599	CAD	217,417	8/22/2024	HUB	2,182	-	2,182
USD	186,762	JPY	200,855	8/22/2024	HUB	-	(14,093)	(14,093)
USD	189,267	JPY	200,855	8/22/2024	HUB	-	(11,588)	(11,588)
USD	145,881	CAD	144,944	8/22/2024	HUB	937	-	937
USD	124,699	JPY	133,903	8/22/2024	HUB	-	(9,204)	(9,204)
AUD	65,436	USD	66,197	8/26/2024	HUB	-	(761)	(761)
AUD	65,436	USD	67,453	8/26/2024	HUB	-	(2,017)	(2,017)
AUD	196,309	USD	202,204	8/26/2024	HUB	-	(5,895)	(5,895)
AUD	588,927	USD	608,050	8/26/2024	HUB	-	(19,123)	(19,123)
AUD	588,927	USD	608,790	8/26/2024	HUB	-	(19,863)	(19,863)
AUD	654,363	USD	676,795	8/26/2024	HUB	-	(22,432)	(22,432)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	654,363	USD	677,352	8/26/2024	HUB	$-	$(22,989)	$(22,989)
AUD	654,363	USD	674,574	8/26/2024	HUB	-	(20,211)	(20,211)
AUD	719,800	USD	741,431	8/26/2024	HUB	-	(21,631)	(21,631)
AUD	785,236	USD	809,938	8/26/2024	HUB	-	(24,702)	(24,702)
AUD	850,672	USD	877,704	8/26/2024	HUB	-	(27,032)	(27,032)
USD	131,015	AUD	130,873	8/26/2024	HUB	142	-	142
USD	131,518	AUD	130,873	8/26/2024	HUB	645	-	645
USD	131,085	AUD	130,873	8/26/2024	HUB	212	-	212
USD	130,714	AUD	130,873	8/26/2024	HUB	-	(159)	(159)
USD	130,627	AUD	130,873	8/26/2024	HUB	-	(246)	(246)
USD	130,521	AUD	130,873	8/26/2024	HUB	-	(352)	(352)
USD	131,022	AUD	130,873	8/26/2024	HUB	149	-	149
USD	130,974	AUD	130,873	8/26/2024	HUB	101	-	101
USD	66,408	AUD	65,436	8/26/2024	HUB	972	-	972
USD	66,353	AUD	65,436	8/26/2024	HUB	917	-	917
USD	66,356	AUD	65,436	8/26/2024	HUB	920	-	920
USD	66,297	AUD	65,436	8/26/2024	HUB	861	-	861
USD	66,290	AUD	65,436	8/26/2024	HUB	854	-	854
USD	66,338	AUD	65,436	8/26/2024	HUB	902	-	902
USD	66,333	AUD	65,436	8/26/2024	HUB	897	-	897
USD	66,308	AUD	65,436	8/26/2024	HUB	872	-	872
USD	66,199	AUD	65,436	8/26/2024	HUB	763	-	763
USD	66,187	AUD	65,436	8/26/2024	HUB	751	-	751
USD	66,233	AUD	65,436	8/26/2024	HUB	797	-	797
USD	66,298	AUD	65,436	8/26/2024	HUB	862	-	862
USD	66,291	AUD	65,436	8/26/2024	HUB	855	-	855
USD	66,273	AUD	65,436	8/26/2024	HUB	837	-	837
USD	66,245	AUD	65,436	8/26/2024	HUB	809	-	809
USD	66,226	AUD	65,436	8/26/2024	HUB	790	-	790
USD	66,213	AUD	65,436	8/26/2024	HUB	777	-	777
USD	65,987	AUD	65,436	8/26/2024	HUB	551	-	551
USD	65,947	AUD	65,436	8/26/2024	HUB	511	-	511
USD	66,015	AUD	65,436	8/26/2024	HUB	579	-	579
USD	66,141	AUD	65,436	8/26/2024	HUB	705	-	705
USD	66,120	AUD	65,436	8/26/2024	HUB	684	-	684
USD	66,060	AUD	65,436	8/26/2024	HUB	624	-	624
USD	66,002	AUD	65,436	8/26/2024	HUB	566	-	566
USD	65,908	AUD	65,436	8/26/2024	HUB	472	-	472
USD	65,910	AUD	65,436	8/26/2024	HUB	474	-	474
USD	65,954	AUD	65,436	8/26/2024	HUB	518	-	518
USD	66,051	AUD	65,436	8/26/2024	HUB	615	-	615
USD	66,035	AUD	65,436	8/26/2024	HUB	599	-	599
USD	66,001	AUD	65,436	8/26/2024	HUB	565	-	565
USD	66,006	AUD	65,436	8/26/2024	HUB	570	-	570
USD	65,999	AUD	65,436	8/26/2024	HUB	563	-	563
USD	66,024	AUD	65,436	8/26/2024	HUB	588	-	588
USD	66,067	AUD	65,436	8/26/2024	HUB	631	-	631
USD	66,025	AUD	65,436	8/26/2024	HUB	589	-	589
USD	66,020	AUD	65,436	8/26/2024	HUB	584	-	584
USD	66,072	AUD	65,436	8/26/2024	HUB	636	-	636
USD	66,084	AUD	65,436	8/26/2024	HUB	648	-	648
USD	65,535	AUD	65,436	8/26/2024	HUB	99	-	99
USD	65,465	AUD	65,436	8/26/2024	HUB	29	-	29
USD	65,480	AUD	65,436	8/26/2024	HUB	44	-	44
USD	65,688	AUD	65,436	8/26/2024	HUB	252	-	252
USD	65,663	AUD	65,436	8/26/2024	HUB	227	-	227
USD	65,566	AUD	65,436	8/26/2024	HUB	130	-	130
USD	65,285	AUD	65,436	8/26/2024	HUB	-	(151)	(151)
USD	65,455	AUD	65,436	8/26/2024	HUB	19	-	19

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	65,403	AUD	65,436	8/26/2024	HUB	$-	$(33)	$(33)
USD	65,396	AUD	65,436	8/26/2024	HUB	-	(40)	(40)
USD	65,573	AUD	65,436	8/26/2024	HUB	137	-	137
USD	65,327	AUD	65,436	8/26/2024	HUB	-	(109)	(109)
USD	65,511	AUD	65,436	8/26/2024	HUB	75	-	75
USD	65,583	AUD	65,436	8/26/2024	HUB	147	-	147
USD	65,630	AUD	65,436	8/26/2024	HUB	194	-	194
USD	65,515	AUD	65,436	8/26/2024	HUB	79	-	79
USD	65,562	AUD	65,436	8/26/2024	HUB	126	-	126
USD	65,543	AUD	65,436	8/26/2024	HUB	107	-	107
USD	65,578	AUD	65,436	8/26/2024	HUB	142	-	142
USD	65,565	AUD	65,436	8/26/2024	HUB	129	-	129
USD	65,584	AUD	65,436	8/26/2024	HUB	148	-	148
USD	65,589	AUD	65,436	8/26/2024	HUB	153	-	153
USD	65,639	AUD	65,436	8/26/2024	HUB	203	-	203
USD	65,683	AUD	65,436	8/26/2024	HUB	247	-	247
USD	65,612	AUD	65,436	8/26/2024	HUB	176	-	176
USD	65,666	AUD	65,436	8/26/2024	HUB	230	-	230
USD	65,655	AUD	65,436	8/26/2024	HUB	219	-	219
USD	65,636	AUD	65,436	8/26/2024	HUB	200	-	200
USD	65,604	AUD	65,436	8/26/2024	HUB	168	-	168
USD	65,704	AUD	65,436	8/26/2024	HUB	268	-	268
USD	65,672	AUD	65,436	8/26/2024	HUB	236	-	236
USD	65,549	AUD	65,436	8/26/2024	HUB	113	-	113
USD	65,608	AUD	65,436	8/26/2024	HUB	172	-	172
USD	65,671	AUD	65,436	8/26/2024	HUB	235	-	235
USD	65,631	AUD	65,436	8/26/2024	HUB	195	-	195
CHF	113,928	USD	113,187	8/2/2024	NWM	741	-	741
CHF	113,928	USD	113,569	8/2/2024	NWM	359	-	359
CHF	113,928	USD	113,627	8/2/2024	NWM	301	-	301
CHF	113,928	USD	113,518	8/2/2024	NWM	410	-	410
CHF	113,928	USD	113,085	8/2/2024	NWM	843	-	843
USD	566,502	CHF	569,638	8/2/2024	NWM	-	(3,136)	(3,136)
CHF	113,928	USD	113,998	8/5/2024	NWM	-	(70)	(70)
CHF	113,941	USD	112,223	8/6/2024	NWM	1,718	-	1,718
CHF	113,941	USD	112,809	8/6/2024	NWM	1,132	-	1,132
CHF	113,941	USD	112,700	8/6/2024	NWM	1,241	-	1,241
CHF	113,941	USD	112,547	8/6/2024	NWM	1,394	-	1,394
CHF	113,941	USD	112,366	8/6/2024	NWM	1,575	-	1,575
CHF	227,882	USD	225,702	8/6/2024	NWM	2,180	-	2,180
CHF	227,882	USD	226,259	8/6/2024	NWM	1,623	-	1,623
CHF	227,882	USD	225,219	8/6/2024	NWM	2,663	-	2,663
CHF	341,823	USD	338,638	8/6/2024	NWM	3,185	-	3,185
CHF	341,823	USD	341,141	8/6/2024	NWM	682	-	682
CHF	569,706	USD	566,768	8/6/2024	NWM	2,938	-	2,938
USD	3,108,593	CHF	3,190,351	8/6/2024	NWM	-	(81,758)	(81,758)
USD	221,857	CHF	227,882	8/6/2024	NWM	-	(6,025)	(6,025)
USD	223,415	CHF	227,882	8/6/2024	NWM	-	(4,467)	(4,467)
USD	111,713	CHF	113,941	8/6/2024	NWM	-	(2,228)	(2,228)
USD	111,031	CHF	113,941	8/6/2024	NWM	-	(2,910)	(2,910)

						$411,457	$(1,007,474)	$(596,017)

*	All values denominated in USD.

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

July 31, 2024 (Unaudited)

Glossary:

Counterparty Abbreviations:
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand dollar
USD	United States Dollar

Index Abbreviations:
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Russell 2000	U.S. Small-Cap Stock Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange
TSE	Tokyo Stock Exchange.

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
COMEX	The Commodity Exchange Inc.
GILT	Bank of England Bonds.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

AHL Trend ETF	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$-	$34,436,771	$-	$34,436,771

Total Investments in Securities - Assets	$-	$34,436,771	$-	$34,436,771

Financial Derivative Instruments - Assets
Futures Contracts	$394,584	$-	$-	$394,584
Forward Foreign Currency Contracts	-	411,457	-	411,457

Total Financial Derivative Instruments - Assets	$394,584	$411,457	$-	$806,041

Financial Derivative Instruments - Liabilities
Futures Contracts	$(650,447)	$-	$-	$(650,447)
Forward Foreign Currency Contracts	-	(1,007,474)	-	(1,007,474)

Total Financial Derivative Instruments - Liabilities	$(650,447)	$(1,007,474)	$-	$(1,657,921)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value

Australia - 2.88% (Cost $1,914,383)

Foreign Common Stocks - 2.88%
Glencore PLC	329,630	$1,821,303

Brazil - 2.64%

Foreign Common Stocks - 2.64%
Adecoagro SA	92,557	894,101
ERO Copper Corp.A	39,658	773,331

Total Foreign Common Stocks		1,667,432

Total Brazil (Cost $1,612,627)		1,667,432

Burkina Faso - 0.98% (Cost $633,301)

Foreign Common Stocks - 0.98%
Endeavour Mining PLC	28,178	620,032

Canada - 22.98%

Foreign Common Stocks - 22.98%
Calibre Mining Corp.A	739,063	1,145,544
Capstone Copper Corp.A	285,161	1,916,702
Hudbay Minerals, Inc.	75,092	626,560
Ivanhoe Mines Ltd., Class AA	65,048	850,408
Kinross Gold Corp.	320,354	2,902,407
Methanex Corp.	57,914	2,814,041
NexGen Energy Ltd.A	91,797	612,286
Pan American Silver Corp.	59,392	1,364,828
Teck Resources Ltd., Class B	46,331	2,270,682

Total Foreign Common Stocks		14,503,458

Total Canada (Cost $13,391,626)		14,503,458

Chile - 1.95% (Cost $1,289,076)

Foreign Common Stocks - 1.95%
Lundin Mining Corp.	121,782	1,229,596

China/Hong Kong - 0.80% (Cost $454,829)

Foreign Common Stocks - 0.80%
China Hongqiao Group Ltd.	408,000	508,639

Germany - 3.87% (Cost $1,815,520)

Foreign Common Stocks - 3.87%
Siemens Energy AGA	83,787	2,440,158

Monaco - 1.20% (Cost $712,077)

Foreign Common Stocks - 1.20%
Scorpio Tankers, Inc.	9,858	755,911

South Africa - 1.99% (Cost $1,029,630)

Foreign Common Stocks - 1.99%
Anglo American PLC	41,548	1,255,183

United Kingdom - 3.86% (Cost $2,298,185)

Foreign Common Stocks - 3.86%
Anglogold Ashanti PLC	86,673	2,433,778

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value

United States - 54.43%

Common Stocks - 54.43%
Air Products & Chemicals, Inc.	1,886	$497,621
Alcoa Corp.	66,147	2,185,497
Antero Resources Corp.A	66,739	1,936,766
Century Aluminum Co.A	77,077	1,164,633
CF Industries Holdings, Inc.	9,913	757,254
Coeur Mining, Inc.A	195,051	1,265,881
Darling Ingredients, Inc.A	63,920	2,539,542
Diamondback Energy, Inc.	12,737	2,576,822
First Solar, Inc.A	7,887	1,703,513
Fluence Energy, Inc.A	31,244	511,777
Freeport-McMoRan, Inc.	13,791	626,249
GE Vernova, Inc.A	6,257	1,115,248
Ingredion, Inc.	8,094	1,006,651
Kinetik Holdings, Inc.	19,979	828,729
Liberty Energy, Inc.	60,490	1,460,834
Occidental Petroleum Corp.	38,238	2,325,635
Permian Resources Corp.	179,902	2,759,697
Pilgrim’s Pride Corp.A	31,891	1,314,866
Primoris Services Corp.	15,065	850,721
Range Resources Corp.	47,753	1,491,326
Targa Resources Corp.	21,769	2,944,910
Tronox Holdings PLC	68,803	1,111,856
Weatherford International PLCA	11,648	1,372,833

Total Common Stocks		34,348,861

Total United States (Cost $32,950,076)		34,348,861

Zambia - 1.08% (Cost $644,562)

Foreign Common Stocks - 1.08%
First Quantum Minerals Ltd.	55,701	681,814

TOTAL INVESTMENTS - 98.66% (Cost $58,745,892)		62,266,165
OTHER ASSETS, NET OF LIABILITIES - 1.34%		844,910

TOTAL NET ASSETS - 100.00%		$63,111,075

Percentages are stated as a percent of net assets.

A Non-income producing security.

PLC - Public Limited Company.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

July 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

GLG Natural Resources ETF	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$1,821,303	$-	$-	$1,821,303
Brazil	1,667,432	-	-	1,667,432
Burkina Faso	620,032	-	-	620,032
Canada	14,503,458	-	-	14,503,458
Chile	1,229,596	-	-	1,229,596
China/Hong Kong	508,639	-	-	508,639
Germany	2,440,158	-	-	2,440,158
Monaco	755,911	-	-	755,911
South Africa	1,255,183	-	-	1,255,183
United Kingdom	2,433,778	-	-	2,433,778
Zambia	681,814	-	-	681,814
Common Stocks
United States	34,348,861	-	-	34,348,861

Total Investments in Securities - Assets	$62,266,165	$-	$-	$62,266,165

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Select FundsSM

Statements of Assets and Liabilities

July 31, 2024 (Unaudited)

	AHL Trend ETFA	GLG Natural Resources ETF
Assets:
Investments in unaffiliated securities, at fair value††	$34,436,771	$62,266,165
Foreign currency, at fair value^	-	5
Foreign currency deposits with brokers for futures contracts, at fair value¤	1,608,832	-
Cash	1,910,394	995,600
Cash collateral held at custodian for the benefit of the broker	810,000	-
Dividends and interest receivable	-	65,158
Deposits with broker for futures contracts	2,487,256	-
Receivable for investments sold	-	293,715
Receivable for fund shares sold	-	2,201,681
Receivable for expense reimbursement (Note 2)	1,415	-
Unrealized appreciation from forward foreign currency contracts	411,457	-

Total assets	41,666,125	65,822,324

Liabilities:
Payable for investments purchased	195,397	2,674,375
Management fees payable (Note 2)	32,590	36,874
Unrealized depreciation from forward foreign currency contracts	1,007,474	-
Payable for variation margin from open futures contracts (Note 5)	257,088	-

Total liabilities	1,492,549	2,711,249

Commitments and contingent liabilities (Note 2)

Net assets	$40,173,576	$63,111,075

Analysis of net assets:
Paid-in-capital	$40,688,158	$58,525,490
Total distributable earnings (deficits)	(514,582)	4,585,585

Net assets	$40,173,576	$63,111,075

Shares outstanding at no par value (unlimited shares authorized)	1,675,001	2,150,001
Net assets	$40,173,576	$63,111,075
Net asset value, offering and redemption price per share	$23.98	$29.35

† Cost of investments in unaffiliated securities	$34,431,600	$58,745,892
¤ Cost of foreign currency deposits with broker for futures contracts	$1,596,226	$-
^ Cost of foreign currency	$-	$5

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon Select FundsSM

Statements of Operations

For the period ended July 31, 2024 (Unaudited)

	AHL Trend ETFA	GLG Natural Resources ETFB
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$-	$349,736
Interest income	913,203	-
Other income	-	49

Total investment income	913,203	349,785

Expenses:
Management fees (Note 2)	179,173	150,930
Prime broker fees	385	-
Other expenses	243	-

Total expenses	179,801	150,930

Net investment income	733,402	198,855

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,319)	1,062,332
Foreign currency transactions	(59,982)	(5,998)
Forward foreign currency contracts	(20,599)	-
Futures contracts	3,554,688	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securities	5,188	3,520,273
Foreign currency transactions	22,011	336
Forward foreign currency contracts	(373,113)	-
Futures contracts	(1,111,841)	-

Net gain from investments	2,015,033	4,576,943

Net increase in net assets resulting from operations	$2,748,435	$4,775,798

† Foreign taxes	$-	$7,703

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.
B Commencement of operations, February 5, 2024 through July 31, 2024.

See accompanying notes

American Beacon Select FundsSM

Statements of Changes in Net Assets

	AHL Trend ETFA			GLG Natural Resources ETF
	Six Months Ended July 31, 2024	August 30, 2023B to January 31, 2024		February 5, 2024B to July 31, 2024
	(unaudited)			(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$733,402	$519,840		$198,855
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	3,472,788	(3,090,509)		1,056,334
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(1,457,755)	623,652		3,520,609

Net increase (decrease) in net assets resulting from operations	2,748,435	(1,947,017)		4,775,798

Distributions to shareholders:
Total retained earnings	-	(2,456,577)		(190,213)

Net distributions to shareholders	-	(2,456,577)		(190,213)

Capital share transactions (Note 9):
Proceeds from sales of shares	6,058,194	12,586,506		69,693,356
Cost of shares redeemed	(1,815,965)	-		(11,167,891)

Net increase in net assets from capital share transactions	4,242,229	12,586,506		58,525,465

Net increase in net assets	6,990,664	8,182,912		63,111,050

Net assets:
Beginning of period	33,182,912	25,000,000	C	25	C

End of period	$40,173,576	$33,182,912		$63,111,075

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.
B Commencement of operations.
C Seed capital.

See accompanying notes

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. American Beacon AHL Trend ETF is non-diversified, and American Beacon GLG Natural Resources ETF is diversified, as defined by the Act. As of July 31, 2024, the Trust consists of three active series, two of which are presented in this filing: American Beacon AHL Trend ETF and American Beacon GLG Natural Resources ETF (collectively, the “Funds” and each individually a “Fund”). The remaining active series is reported in a separate filing.

The American Beacon GLG Natural Resources ETF commenced operation on February 5, 2024 and is a separate series of the Trust. The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Trust’s previous management agreement. The Board approved a new Management Agreement that was effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

Consolidation of Subsidiaries

The Schedule of Investments of the AHL Trend ETF is consolidated to include the accounts of the American Beacon Cayman Trend Company, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the AHL Trend ETF. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Trend ETF.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

For Federal tax purposes, taxable income for the Fund and its Subsidiary are calculated separately. The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and the Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or future periods. The Subsidiary has a fiscal year end of January 31st for financial statement consolidation purposes and a nonconforming tax year end of January 31st.

The Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL Trend ETF expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at July 31, 2024	% of Total Assets of the Fund at July 31, 2024
American Beacon Cayman Trend Company, Ltd.	August 30, 2023	$8,838,263	21.21%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting U.S. Securities and Exchange Commission (“SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The American Beacon AHL Trend ETF is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The American Beacon AHL Trend ETF distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The GLG Natural Resources ETF distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Creation and Redemption Transactions

The Funds are exchange-traded funds. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with a Fund. Shares of a Fund are listed for trading on NYSE Arca, Inc. (“Exchange”). Shares may be purchased and redeemed from a Fund only in Creation Units of 25,000 shares, or multiples thereof, at NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of a Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Funds. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, a Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (“bid”) and the lowest price a seller is willing to accept for shares of a Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Most investors will incur customary brokerage commissions and charges when buying or selling shares of a Fund through a broker-dealer.

Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Recent information regarding the Funds, including NAVs, market prices, premiums and discounts, and bid-ask spreads, is available on the Funds’ website at www.americanbeaconfunds.com/etfs.

Distribution

Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“Distributor”) serves as the Funds’ distributor. The Distributor distributes Creation Units for the Funds on a best efforts basis. Shares in less than Creation Units are not distributed by the Distributor, and the Distributor does not maintain a secondary market in the shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

Under each Fund’s management agreement with the Manager (the “Management Agreement”), the Manager has agreed to pay all the expenses of the Fund except for the management fee payments to the Manager under the Management Agreement (also known as a “unitary advisory fee”), acquired fund fees and expenses, brokerage commissions and issue and transfer taxes relating to the purchase and sale of portfolios holdings, securities lending fees, expenses associated with securities sold short, costs, expenses or losses arising out of any liability or claim asserted against the Trust or Fund for violation of any law, distribution and service fees pursuant to a Rule 12b-1 plan (if any), costs of holding shareholder meetings, except meetings related to changes to the Management Agreement, the election of any Board member who is an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act, and/or other matters that directly benefit the Manager, taxes and governmental fees, and extraordinary expenses.

Each Fund’s Management Agreement with the Manager provides for the Fund to pay the Manager an annualized management fee equal to 0.95% of the AHL Trend ETF’s average daily net assets and 0.75% of the GLG Natural Resources ETF’s average daily net assets that is calculated and accrued daily.

The Management Fees paid by the Funds for the period ended July 31, 2024 were as follows:

AHL Trend ETF

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.95%	$179,173

GLG Natural Resources ETF

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.75%	$150,930

Distribution Plans

A Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the Funds. Under the Distribution Plan, the Funds are authorized to pay an annualized fee of up to 0.25% of the average daily net assets of the Fund to the Manager, the Funds’ distributor or any other entity approved by the Board as compensation for sale of shares and/or providing services to shareholders. No distribution fees are currently charged to the Funds and there currently are no plans to impose those fees. The Distribution Plan was adopted in order to permit the imposition of fees in the future, in the event that Rule 12b-1 fees begin to be used by ETFs. If such fees are charged in the future, because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds. If fees were charged under the Distribution Plan, the Manager could be authorized to receive Rule 12b-1 fees from the Funds regardless of the amount of the Manager’s actual expenses related to distribution and shareholder servicing efforts on behalf of the Funds. Thus, the Manager may realize a profit or a loss based upon its actual distribution and shareholder servicing related expenditures for the Funds.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2024, the Funds did not utilize the credit facility.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

Each Fund’s net asset value (“NAV”) per share is computed by adding total assets, subtracting all each Fund’s liabilities, and dividing the result by the total number of shares outstanding, which may differ from a Fund’s market price. Investors that purchase and sell a Fund in the secondary market will transact at market prices, which may be lower or higher than the NAV per share.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Commodity Instruments

Exposure to physical commodities may subject the Funds to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of a Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of a Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Fixed Income Investments

The Funds exposure to fixed-income instruments may include:

•

Sovereign Debt. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities.

•

U.S. Government Securities. U.S. Government securities may include U.S. Treasury securities and securities backed by the full faith and credit of the United States, and securities issued by other U.S. government agencies and instrumentalities which have been established or sponsored by the U.S. government and that issue obligations which may not be backed by the full faith and credit of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

•

Zero Coupon Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations; the holder generally is entitled to receive the par value of the security at maturity. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The Fund’s investment in zero-coupon securities will require the Fund to accrue income without a corresponding

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

receipt of cash. The Fund may be required to dispose of other portfolio securities (including when not otherwise advantageous to do so) in order to obtain sufficient cash to meet its distribution requirements for treatment as a “regulated investment company” under the Internal Revenue Code.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Such securities include those sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act, and resold to qualified institutional buyers pursuant to Rule144A under the Securities Act (“Section 4(a)(2) securities”). Such securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Rule 144A under the Securities Act is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers are uninterested in purchasing restricted securities, a Fund’s investment in such securities could have the effect of reducing a Fund’s liquidity. A determination could be made that certain securities qualified for trading under Rule144A are liquid. In addition to Rule 144A, Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing each Fund’s NAV.

Restricted securities outstanding during the period ended July 31, 2024 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies. The Funds may invest in securities of an investment company advised by the Manager with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

U.S. Government Securities

U.S. Government securities may include U.S. Treasury securities and securities backed by the full faith and credit of the United States, and securities issued by other U.S. government agencies and instrumentalities which have been established or sponsored by the U.S. government and that issue obligations which may not be backed by

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

the full faith and credit of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Funds’ investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities or securities, or the cash value of commodities, securities or a securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An NDF is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. Not all forward contracts require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

During the period ended July 31, 2024, the AHL Trend ETF entered into forward foreign currency contracts primarily for taking exposure to foreign currencies or hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended July 31, 2024
Fund	Purchased Contracts	Sold Contracts
AHL Trend ETF	$23,227,143	$50,770,689

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended July 31, 2024, the AHL Trend ETF entered into futures contracts primarily for investing and/or hedging purposes.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended July 31, 2024
AHL Trend ETF	766

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Trend ETF

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$411,457	$–	$–	$–	$411,457
Receivable for variation margin from open futures contracts(2)	–	–	49,538	6,640	338,406	394,584

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(1,007,474)	$–	$–	$–	$(1,007,474)
Payable for variation margin from open futures contracts(2)	–	–	(261,856)	(279,137)	(109,454)	(650,447)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(20,599)	$–	$–	$–	$(20,599)
Futures contracts	–	–	356,396	(375,964)	3,574,256	3,554,688

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(373,113)	$–	$–	$–	$(373,113)
Futures contracts	–	–	(197,250)	(137,982)	(776,609)	(1,111,841)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2024.

AHL Trend ETF

Offsetting of Financial and Derivative Assets as of July 31, 2024:
	Assets	Liabilities
Futures Contracts(1)(2)	$394,584	$650,447
Forward Foreign Currency Contracts	411,457	1,007,474

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$806,041	$1,657,921

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(394,584)	$(650,447)

Total derivative assets and liabilities subject to an MNA	$411,457	$1,007,474

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2024:
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
HSBC Bank PLC	$388,472	$(388,472)	$–	$–	$–
NatWest Markets PLC	22,985	(22,985)	–	–	–

Total	$411,457	$(411,457)	$–	$–	$–

Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
HSBC Bank PLC	$906,880	$(388,472)	$–	$(518,408)	$–
NatWest Markets PLC	100,594	(22,985)	–	(77,609)	–

Total	$1,007,474	$(411,457)	$–	$(596,017)	$–

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Commodities Risk

The AHL Trend ETF’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The AHL Trend ETF and the Subsidiary each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund and the Subsidiary may be more susceptible to risks associated with those sectors. These investments in commodity-related instruments may lead to losses in excess of the amount invested in such products. Such losses can significantly and adversely affect the NAV of the AHL Trend ETF and, consequently, a shareholder’s interest in the Fund.

Counterparty Risk

There are two separate categories of counterparty risk that arise out of a Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between a Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market involves counterparty risk, which is the risk that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations or experience financial difficulties, which may include filing for bankruptcy. Therefore, to the extent that the Fund engages in trading in OTC markets, a Fund could be exposed to greater risk of loss through default than if it confined its trading to transactions that are centrally cleared. The second category of risk exists at and from the time that a Fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a Fund’s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruptions, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a Fund.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Derivatives may at times be illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil.

Derivatives may also be more volatile than other types of investments. A Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

a Fund’s ability to pursue their investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

ETFs Risk

As ETFs, the Funds are subject to the following risks:

•

Authorized Participants Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants. Only an Authorized Participant may transact in Creation Units directly with the Funds, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Funds and no other Authorized Participant is able to step forward to create or redeem shares, then shares of the Funds may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Funds, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•

Cash Transactions Risk. Like other ETFs, the Funds sell and redeem their shares primarily in large blocks called Creation Units and only to Authorized Participants. Unlike most other ETFs, however, the Funds expect to effect their creations and redemptions at least partially or fully for cash, rather than in-kind securities. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with redemption requests. Effecting redemptions for cash may cause the Funds to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Such dispositions may occur at an inopportune time, resulting in potential losses to the Funds or difficulties in meeting shareholder redemptions, and involve transaction costs. If the Funds recognize gains on these sales, this generally will cause the Funds to recognize gains it might not otherwise have recognized if it were to distribute portfolio securities in-kind or to recognize such gain sooner than would otherwise have been required. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the Funds level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in another ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Funds are trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Funds sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. However, the Funds have capped the total fees that may be charged in connection with the redemption of Creation Units at 2% of the value of the Creation Units redeemed. To the extent transaction and other costs associated with a redemption exceed that cap, those transaction costs will be borne by the Funds’ remaining shareholders. These factors may result in wider spreads between the bid and the offered prices of the Funds’ shares than for other ETFs.

•

Premium/Discount Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Fund shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the secondary market. It cannot be predicted whether Fund shares will trade below their NAV (at a discount), at their NAV, or above their NAV (at a premium). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop-loss orders to sell the Fund shares may be executed at market prices that are significantly below NAV. Price differences may be due, in part, to the fact that supply and demand forces at work in the secondary trading market for shares may be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings. The market prices of Fund shares may deviate significantly from the NAV of

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

the shares during periods of market volatility or if the Fund’s holdings are or become more illiquid. Disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. In addition, market prices of Fund shares may deviate significantly from the NAV if the number of Fund shares outstanding is smaller or if there is less active trading in Fund shares. Investors purchasing and selling Fund shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, such investors may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Increased market volatility may cause increased bid-ask spreads. In addition, due to the Fund’s active trading strategy, it may be more difficult for market participants making a market in the Fund’s shares to hedge their exposure to Fund shares, which may lead to wider bid-ask spreads. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained or that the Fund’s shares will continue to be listed. If the Fund is delisted, any resulting liquidation of the Fund could create transaction costs for the Fund and adverse federal income tax consequences for investors. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on the Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If a Fund use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce a Fund’s return, or create a loss.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Fund because a Fund may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of a Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of a Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, a Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that a Fund pays to engage in these practices are additional costs borne by a Fund and could reduce or eliminate any net investment profits.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Direction Risk

Since the AHL Trend ETF will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, and when there is a general market decline and the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

The American Beacon AHL Trend ETF is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

the Funds. The sub-advisor will continue to test, evaluate and add new Models, which may lead to the Models being modified from time to time. Any modification of the Models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification to the Models or strategies on a Fund’s performance.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The AHL Trend ETF’s losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value since it increases the exposure of the Fund to the market.

Subsidiary Risk

There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Act, and is not subject to all the investor protections of the Act. However, the AHL Trend ETF wholly owns and controls its Subsidiary, and the Fund and its Subsidiary are both managed by the Manager and the sub-advisor pursuant to separate agreements, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in the Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands government has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use its Subsidiary to pursue its investment strategies.

Tax Risk

To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Funds must, among other requirements, derive at least 90% of their gross income for each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which the AHL Trend ETF invests is not considered qualifying income. This Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. This Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) issued a large number of private letter rulings (“PLRs”) (which the Fund may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. The federal income tax treatment of the Fund’s commodity-linked investments and income from its Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of a Fund’s taxable income and/or net capital gains and, therefore, the distributions the Fund makes.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time. Market interest rate changes may also cause the Funds’ NAV per share to experience volatility. This is because the value of an obligation asset in the Funds is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. The tax year ended January 31, 2024 for the AHL Trend ETF remains subject to examination by the Internal Revenue Service. If applicable, the Fund’s interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Trend ETF	$37,162,817	$428,406	$(1,606,207)	$(1,177,801)
GLG Natural Resources ETF	59,096,735	3,974,064	(804,634)	3,169,430

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2024, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
GLG Natural Resources ETF	$100,482,267	$42,797,918

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The AHL Trend ETF and GLG Natural Resources ETF issues and redeems shares at NAV only in aggregations of a specified number of shares (“Creation Units”) in exchange for a “Basket” of cash and/or securities. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. The AHL Trend ETF and GLG Natural Resources ETF generally issues and redeems Creation Units in exchange for a Basket of cash but may issue and redeem Creation Units in exchange for a designated Basket of securities plus an amount of cash that the Fund specifies.

American Beacon Select FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

The tables below summarize the activity in capital shares for each Class of the Funds:

	Six Months Ended July 31, 2024		August 30, 2023A to January 31, 2024
	(unaudited)
AHL Trend ETF	Shares	Amount	Shares		Amount
Shares sold	250,000	$6,058,194	500,001	B	$12,586,506	B
Reinvestment of dividends	-	-	-		-
Shares redeemed	(75,000)	(1,815,965)	-		-

Net increase in shares outstanding	175,000	$4,242,229	500,001		$12,586,506

	February 5, 2024A to July 31, 2024
	(unaudited)
GLG Natural Resources ETF	Shares		Amount
Shares sold	2,525,000	C	$69,693,356	C
Reinvestment of dividends	-		-
Shares redeemed	(375,000)		(11,167,891)

Net increase in shares outstanding	2,150,000		$58,525,465

A Commencement of operations.

B Seed capital was received on August 30, 2023 in the amount of $25,000,000. As a result, shares were issued in the amount of 1,000,000.

C Seed capital was received on February 5, 2024 in the amount of $25. As a result, shares were issued in the amount of 1.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon AHL Trend ETFSM

Financial HighlightsF

(For a share outstanding throughout the period)

	Six Months Ended July 31, 2024		August 30, 2023A to January 31, 2024

	(unaudited)
Net asset value, beginning of period	$22.12		$25.00

Income from investment operations:
Net investment income	0.48		0.42
Net gains (losses) on investments (both realized and unrealized)	1.38		(1.51)

Total income (loss) from investment operations	1.86		(1.09)

Less distributions:
Dividends from net investment income	-		(0.83)
Distributions from net realized gains	-		(0.96)

Total distributions	-		(1.79)

Net asset value, end of period	$23.98		$22.12

Total returnB	8.41	%C	(4.35	)%C

Ratios and supplemental data:
Net assets, end of period	$40,173,576		$33,182,912
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.95	%D	0.95	%D
Expenses, net of reimbursements and/or recoupments	0.95	%D	0.95	%D
Net investment income, before expense reimbursements and/or recoupments	3.89	%D	3.86	%D
Net investment income, net of reimbursements and/or recoupments	3.89	%D	3.86	%D
Portfolio turnover rate	0	%CE	0	%CE

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

F	See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Financial Highlights

(For a share outstanding throughout the period)

	February 5, 2024A to July 31, 2024

	(unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income	0.13
Net gains on investments (both realized and unrealized)	4.35

Total income (loss) from investment operations	4.48

Less distributions:
Dividends from net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$29.35

Total returnB	17.92	%C

Ratios and supplemental data:
Net assets, end of period	$63,111,075
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.75	%D
Expenses, net of reimbursements and/or recoupments	0.75	%D
Net investment income, before expense reimbursements and/or recoupments	0.99	%D
Net investment income, net of reimbursements and/or recoupments	0.99	%D
Portfolio turnover rate	96	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Select FundsSM

Affirmation of the Commodity Pool Operator

July 31, 2024 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Trend ETF Fund for the period from January 1, 2024 to July 31, 2024, is accurate and complete.

Sonia L. Bates, Assistant Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the

American Beacon AHL Trend ETF

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN AND TRANSFER AGENT State Street Bank and Trust Company Boston, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Foreside Financial Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds, American Beacon AHL Trend ETF and American Beacon GLG Natural Resources ETF are service marks of American Beacon Advisors, Inc.

SAR 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement for the American Beacon GLG Natural Resources ETF

Approvals Related to American Beacon GLG Natural Resources ETF

At its November 13, 2023 meeting, the Board of Trustees (“Board”) considered: (1) the approval of the management agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Select Funds (“Trust”), on behalf of the American Beacon GLG Natural Resources ETF (“Fund”), a newly created series of the Trust, and (2) the approval of the investment subadvisory agreement (the “Subadvisory Agreement”) between the Manager and GLG LLC (the “Subadviser”), the Fund’s proposed subadviser.

Approval of the Management Agreement

Prior to the meeting, information was provided to the Board by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Fund. The Investment Committee of the Board also met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at: (1) the May 16, 2023 and June 6-7, 2023 Board meetings in connection with the review of the current Management Agreement among the Manager, the Trust, on behalf of the American Beacon U.S. Government Money Market Select Fund (“Select Fund”), and the American Beacon Funds, on behalf of its series (together with the Select Fund, the “Existing Mutual Funds”), (2) the June 6-7, 2023 Board meetings in connection with the approval of the current Management Agreement between the Manager and the Trust, on behalf of the existing series of the Trust operating as an exchange-traded fund (“Existing ETF”), and (3) the July 7 and 12, 2023 Board meetings in connection with the approval of new management agreements and new investment advisory agreements for the Existing Mutual Funds and Existing ETF in connection with a change in control of the Manager.

Provided below is an overview of the primary factors the Board considered at its November 13, 2023 meeting at which the Board considered the approval of the Management Agreement with respect to the Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Fund: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services to the Fund and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds and the Existing ETF; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreements as they relate to the Existing Mutual Funds and the Existing ETF at its May 16, 2023 and June 6-7, 2023 meetings, as applicable. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Mutual Funds and to be provided to the Existing ETF, the financial condition of the Manager, including its parent company, and the background and experience of the Manager’s key investment personnel. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Fund will be generally consistent with the services provided to the Existing Mutual Funds and Existing ETF, as applicable. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Fund.

2

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement for the American Beacon GLG Natural Resources ETF

Investment Performance. The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board considered information provided by the Manager regarding the performance of a mutual fund pursuing a substantially similar strategy, for which the proposed portfolio manager for the Fund had served as a member of the portfolio management team (the “Similar Fund”). The Board evaluated this performance relative to the performance of the Fund’s proposed benchmark index and a peer group of funds that the Manager believes pursue a similar investment strategy as the Fund. The Board considered representations made by the Manager that, for various periods ended July 31, 2023, and for the calendar years ended December 31, 2020, 2021, and 2022, the performance of the Similar Fund was generally favorable compared to the benchmark index and peer group.

Costs of the Services Provided to the Fund and the Profits or Losses to Be Realized by the Manager from Its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Fund.

The Board then considered that, at assumed estimated initial asset levels, the Manager was projected to incur a pre-tax profit before and after distribution revenues and expenses from its first year of rendering services to the Fund. The Board also considered the amounts of those projected profits. The Board considered the Manager’s explanation regarding its cost allocation methodology in calculating these projections.

Comparisons of the Amounts to Be Paid to the Manager Under the Management Agreement and Other Funds in the Select Peer Group. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to other funds for which it provides management services. The Board noted that, unlike the Manager’s fee arrangement with the Existing Mutual Funds, but similar to the Manager’s fee arrangement with the Existing ETF, pursuant to the Manager’s unitary fee arrangement with respect to the Fund, the Manager will pay nearly all material operating expenses of the Fund, including the subadvisory fee. The Board considered, however, that, pursuant to a proposed agreement between the Manager and the Subadviser, the Subadviser would reimburse the Manager for a portion of the Fund’s expenses, subject to certain exceptions. The Board considered information provided by the Manager reflecting that the contractual management fee rate proposed by the Manager for the Fund is lower than the average and median gross and net expense ratio paid by a group of peer funds selected by the Manager This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rate properly reflects economies of scale for the benefit of the Fund’s shareholders.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s representations regarding potential incidental benefits that the Manager might realize from this proposed new relationship, including those relating to potential cross-selling opportunities. The Board also considered the Manager’s representation that the Fund will likely benefit from its relationship with the Manager by having a manager with competitive rates of return, a well-diversified and conservative investment approach and lower than average costs. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”): (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined that the Fund and its shareholders were expected to benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement on behalf of the Fund.

3

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement for the American Beacon GLG Natural Resources ETF

Approval of the Subadvisory Agreement

Prior to the November 13, 2023 meeting, information was provided to the Board by the Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Subadvisory Agreement. The Investment Committee of the Board also met with representatives of the Subadviser and its parent company.

Provided below is an overview of the primary factors the Board considered at its November 13, 2023 meeting at which the Board considered the approval of the Subadvisory Agreement. In determining whether to approve the Subadvisory Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of a comparable client account, if any, managed by the Subadviser; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Subadvisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Subadvisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Subadvisory Agreement were reasonable and fair and that the approval of the Subadvisory Agreement was in the best interests of the Fund.

Nature, Extent and Quality of the Services to Be Provided by the Subadviser. The Board considered information regarding the Subadviser’s principal business activities and overall capabilities to perform the services under the Subadvisory Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered the Subadviser’s investment resources, infrastructure, the adequacy of its compliance program, and its financial condition. The Board also took into consideration the Manager’s recommendation of the Subadviser. The Board considered the Subadviser’s representation regarding the sufficiency of its current staffing levels. Based on this information, the Board concluded that the nature, extent and quality of the subadvisory services to be provided by the Subadviser were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Subadvisory Agreement.

Performance of the Subadviser. The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it had reviewed the historical investment performance record of the Similar Fund in connection with its consideration of the Management Agreement. Based on that information, the Board concluded that the historical investment performance record of the proposed portfolio manager supported approval of the Subadvisory Agreement.

Comparisons of the Amounts to Be Paid Under the Subadvisory Agreement with Those Under Contracts Between the Subadviser and Its Other Clients. In evaluating the Subadvisory Agreement, the Board reviewed the proposed subadvisory fee rate for services to be performed by the Subadviser. The Board considered that the Subadviser’s investment subadvisory fee rate under the Subadvisory Agreement would be paid to the Subadviser by the Manager. After evaluating this information, the Board concluded that the Subadviser’s subadvisory fee rate under the Subadvisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the Services to Be Provided and Profits to Be Realized by the Subadviser and Its Affiliates from Its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by the Subadviser from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate.

4

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement for the American Beacon GLG Natural Resources ETF

Economies of Scale. The Board considered that the Subadviser’s investment subadvisory fee rate under the Subadvisory Agreement would be paid to the Subadviser by the Manager and noted the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of this fee rate.

Benefits to Be Derived by the Subadviser from Its Relationship with the Fund. The Board considered the Subadviser’s representation that it is not aware of any “fall-out” benefits that may accrue to it because of the Subadviser’s relationship with the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Subadviser by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Subadviser, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Subadvisory Agreement is in the best interests of the Fund and approved the Subadvisory Agreement.

5

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Select Funds
Date: October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Select Funds
Date: October 4, 2024

By	/s/ Sonia L. Bates
Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Select Funds
Date: October 4, 2024